Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO #1 – John P. Campi ($)(1)	Summary Compensation Table Total for PEO #2 - Leonard J. Sokolow ($)(1)	Compensation Actually Paid to PEO #1 – John P. Campi ($)(1)(2)(3)	Compensation Actually Paid to PEO #2 – Leonard J. Sokolow ($)(1)(2)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(5)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(6)	Net Income (Loss) ($)(7)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)
2023	150,000	452,821	150,000	347,537	359,975	379,535	11.43	(39,732,656)
2022	150,090	—	(1,030,710)	—	797,409	(487,253)	21.27	(27,035,941)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 359,975	$ 797,409
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 379,535	(487,253)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	Non-PEO NEOs
	2022	2023
SCT – Total Compensation	$797,409	$359,975
- grant date fair value of stock and option awards granted during the covered fiscal year	(637,388)	(106,967)
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	76,353	92,947
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	(904,375)	—
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	234,448	40,100
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	(37,500)	(6,520)
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(16,200)	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—
Cumulative Equity Adjustments (subtotal)	(1,284,662)	19,560
Compensation Actually Paid	$(487,253)	$379,535

Equity Valuation Assumption Difference, Footnote [Text Block]
	PEO #1
	2022	2023
SCT – Total Compensation	$150,090	$150,000
- grant date fair value of stock and option awards granted during the covered fiscal year	—	—
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	—	—
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	(1,180,800)	—
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	—	—
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	—	—
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—
Cumulative Equity Adjustments (subtotal)	(1,180,800)	—
Compensation Actually Paid	$(1,030,710)	$150,000

PEO #2
2023
SCT – Total Compensation	$452,821
- grant date fair value of stock and option awards granted during the covered fiscal year	(403,692)
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	245,729
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	—
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	52,679
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	—
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—
Cumulative Equity Adjustments (subtotal)	(105,284)
Compensation Actually Paid	$347,537

Total Shareholder Return Amount	[4]	$ 11.43	21.27
Net Income (Loss) Attributable to Parent	[5]	(39,732,656)	(27,035,941)
Cumulative Equity Adjustments (subtotal)		19,560	$ (1,284,662)
PEO Name			John P. Campi
Grant Date Fair Value of Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)		(106,967)	$ (637,388)
Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)		92,947	76,353
Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)			(904,375)
Fair Value of Awards Granted During Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)		40,100	234,448
Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)		(6,520)	(37,500)
Fair Value as of Prior Fiscal Year End of Stock and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)			(16,200)
Dollar Value of Dividends or Earnings Paid on Stock and Option Awards in Covered Fiscal Year Prior to Vesting ahat are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)
PEO #1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	150,000	150,090
PEO Actually Paid Compensation Amount	[1],[2],[6]	150,000	(1,030,710)
Cumulative Equity Adjustments (subtotal)			(1,180,800)
PEO Name		John P. Campi
PEO #1 [Member] | Grant Date Fair Value of Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)
PEO #1 [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)
PEO #1 [Member] | Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)			(1,180,800)
PEO #1 [Member] | Fair Value of Awards Granted During Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)
PEO #1 [Member] | Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)
PEO #1 [Member] | Fair Value as of Prior Fiscal Year End of Stock and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)
PEO #1 [Member] | Dollar Value of Dividends or Earnings Paid on Stock and Option Awards in Covered Fiscal Year Prior to Vesting ahat are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)
PEO #2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	452,821
PEO Actually Paid Compensation Amount	[1],[2],[7]	347,537
Cumulative Equity Adjustments (subtotal)		$ (105,284)
PEO Name		Leonard J. Sokolow
PEO #2 [Member] | Grant Date Fair Value of Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)		$ (403,692)
PEO #2 [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)		245,729
PEO #2 [Member] | Change in Fair Value at Fiscal Year End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)
PEO #2 [Member] | Fair Value of Awards Granted During Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)		52,679
PEO #2 [Member] | Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)
PEO #2 [Member] | Fair Value as of Prior Fiscal Year End of Stock and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)
PEO #2 [Member] | Dollar Value of Dividends or Earnings Paid on Stock and Option Awards in Covered Fiscal Year Prior to Vesting ahat are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Cumulative Equity Adjustments (subtotal)

[1]	The named executive officers included in the table above are as follows:
[2]	In accordance with the requirements of Item 402(v) of Regulation S-K, CAP values shown in columns (c) and (e) are calculated by beginning with total compensation as reported in the SCT for the applicable fiscal year, then (i) subtracting the grant date fair value of awards reported in the “Stock Awards” and “Option Awards” columns of the SCT, and (ii) making various required adjustments to add the change in fair value of stock and option awards for the applicable fiscal year. For purposes of those adjustments, stock and option awards were valued in a manner consistent with the valuation of those awards for financial accounting purposes, but determined as of the end of the fiscal year or the vesting date, as applicable.
[3]	The following adjustments were made to determine the CAP of our non-PEO NEOs for the 2022 and 2023 fiscal years. For non-PEO NEOs, CAP is calculated on an average basis.
[4]	Total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in the Company’s common stock at the closing stock price on February 10, 2022, assuming reinvestment of all dividends.
[5]	Represents net income (loss) determined in accordance with GAAP and as reported in our Form 10-K for the applicable fiscal year.
[6]	The following adjustments were made to determine the CAP of our PEO #1, John P. Campi, for the 2022 and 2023 fiscal years:
[7]	The following adjustments were made to determine the CAP of our PEO #2, Leonard J. Sokolow, for the 2023 fiscal year: